Segment, Geographic and Customer Concentration Information (Tables)	6 Months Ended
Jun. 30, 2020
VELODYNE LIDAR, INC AND SUBSIDIARIES
Segment Reporting Information [Line Items]
Schedule of revenue by region

The Company reports revenue by region and country based on the location where its customers accept delivery of its products and services. Revenue by region was as follows (amount in thousands):

	Year Ended December 31,			Six Months Ended June 30,
	2017	2018	2019	2019	2020

				(unaudited)
Revenue by region:
North America	$139,005	$84,541	$49,634	$35,716	$13,903
Asia Pacific	26,562	39,770	28,791	20,538	25,774
Europe, Middle East and Africa	16,523	18,635	22,973	12,655	5,740
Revenue	$182,090	$142,946	$101,398	$68,909	$45,417
% of Revenue by region:
North America	76%	59%	49%	52%	31%
Asia Pacific	15%	28%	28%	30%	57%
Europe, Middle East and Africa	9%	13%	23%	18%	13%
Revenue	100%	100%	100%	100%	100%

Revenue by countries and customers accounted for more than 10% of revenue was as follows:

	Year Ended December 31,			Six Months Ended June 30,
	2017	2018	2019	2019	2020
				(unaudited)
Countries over 10% of Revenue:
U.S.	72%	59%	46%	51%	21%
China	*	21%	11%	13%	46%
Number of Customers accounted for over 10% of
Revenue:**	3	2	2	2	1
*	Less than 10%.
**	In 2017, one customer accounted for 26% of revenue. For the six months ended June 30, 2020, one customer accounted for 37% of revenue.